SEGMENT REPORTING - Gross Sales by Major Product Classification (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 24, 2016	Jun. 25, 2016	Mar. 26, 2016	Dec. 26, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
Revenue from External Customer [Line Items]
Total Gross Sales									$ 3,290,249	$ 2,927,093	$ 2,697,930
Sales allowances									(49,756)	(40,022)	(37,601)
Total Net Sales	$ 859,584	$ 826,665	$ 872,093	$ 682,151	$ 653,600	$ 762,275	$ 838,171	$ 633,025	3,240,493	2,887,071	2,660,329
Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									2,060,610	1,749,082	1,578,379
Commodity-Based Sales
Revenue from External Customer [Line Items]
Total Gross Sales									1,229,639	1,178,011	1,119,551
Trusses – residential, modular and manufactured housing | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									334,956	299,111	273,605
Fencing | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									176,668	149,526	143,252
Decking and railing – composite, wood and other | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									200,004	177,787	141,121
Turn-key framing and installed sales | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									141,474	129,803	121,434
Industrial packaging and components | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									391,610	374,030	298,335
Engineered wood products (eg. LVL; i-joist) | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									76,503	67,804	61,970
In-store fixtures | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									87,262	0	0
Manufactured brite and other lumber | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									68,517	59,804	73,261
Wall panels | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									53,279	46,496	43,751
Outdoor DIY products (eg. stakes; landscape ties) | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									106,284	56,846	51,710
Construction and building materials (eg. door packages; drywall) | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									204,732	200,901	191,426
Lattice – plastic and wood | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									50,556	47,392	40,943
Manufactured brite and other panels | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									60,753	57,999	69,622
Siding, trim and moulding | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									66,048	45,215	32,323
Hardware | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									20,713	17,123	17,265
Manufactured treated lumber | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									17,412	13,611	12,071
Manufactured treated panels | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									3,449	5,353	6,042
Other | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									390	281	248
Other | Commodity-Based Sales
Revenue from External Customer [Line Items]
Total Gross Sales									12,084	10,978	9,402
Non-manufactured brite and other lumber | Commodity-Based Sales
Revenue from External Customer [Line Items]
Total Gross Sales									469,042	458,023	454,695
Non-manufactured treated lumber | Commodity-Based Sales
Revenue from External Customer [Line Items]
Total Gross Sales									479,333	423,543	389,487
Non-manufactured brite and other panels | Commodity-Based Sales
Revenue from External Customer [Line Items]
Total Gross Sales									238,806	253,678	232,821
Non-manufactured treated panels | Commodity-Based Sales
Revenue from External Customer [Line Items]
Total Gross Sales									$ 30,374	$ 31,789	$ 33,146